Fair Value Measurements - Activity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Net Sales
Derivative [Line Items]
Gain (loss) on cash flow hedges	$ (1)	$ 8	$ 0	$ 11	$ 21	$ 11	$ (2)
Gain (loss) on forward currency exchange contracts not designated as hedges	0	0	0	0	0	0	0
Cost of sales
Derivative [Line Items]
Gain (loss) on cash flow hedges	(3)	3	7	3	12	(23)	(3)
Gain (loss) on forward currency exchange contracts not designated as hedges	0	0	0	0	0	0	0
Other (income) expense, net
Derivative [Line Items]
Gain (loss) on cash flow hedges	(2)	12	(2)	10	30	(21)	10
Gain (loss) on forward currency exchange contracts not designated as hedges	$ (2)	$ (1)	$ 4	$ 7	$ 33	$ (15)	$ (34)